Asset Acquisition (Details)		12 Months Ended
	Jan. 27, 2024 Ounce	Dec. 31, 2025 g	Dec. 31, 2025 oz	Dec. 31, 2025 g
Asset Acquisition [Line Items]
Rate of the lesser (in Ounce)	3,250
Percentage of gross production	30.00%
Liabilities assumed and assets acquired percentage		10.00%
Long-term gold prices (in Ounces)			2,006	2,006
Gold production over the life (in Grams) | g		3,885.4
Discount rate percentage		17.00%
Credit adjusted discount rate percentage		12.50%
Mineral Rights [Member]
Asset Acquisition [Line Items]
Credit adjusted discount rate percentage		10.00%
Blue Gold Bogoso Prestea Ltd [Member]
Asset Acquisition [Line Items]
Rate of the lesser (in Ounce)	2,000
Percentage of gross production	30.00%
Bond SPV Royalty [Member]
Asset Acquisition [Line Items]
Rate of the lesser (in Ounce)	250,000
BGHL [Member]
Asset Acquisition [Line Items]
Ownership percentage		90.00%
Republic of Ghana [Member]
Asset Acquisition [Line Items]
Ownership percentage		10.00%
Black Scholes Merton Model [Member] | Minimum [Member]
Asset Acquisition [Line Items]
Measurement input		17.6
Black Scholes Merton Model [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Asset Acquisition [Line Items]
Measurement input		3.6
Black Scholes Merton Model [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Asset Acquisition [Line Items]
Measurement input		4.3
Black Scholes Merton Model [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Measurement input		18.3
Black Scholes Merton Model [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Asset Acquisition [Line Items]
Measurement input		6
Black Scholes Merton Model [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Asset Acquisition [Line Items]
Measurement input		4.4